Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 16, 2019	Feb. 07, 2019
Consolidated Balance Sheets
Ordinary Shares, par value	$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.001	$ 0.001
Ordinary Shares, shares authorized	100,000,000	20,000,000	20,000,000	50,000,000	50,000,000
Ordinary Shares, shares issued	7,226,480	7,226,480	7,226,480	30,000,000	50,000,000
Ordinary Shares, shares outstanding	7,226,480	7,226,480	7,226,480	30,000,000